FINANCIAL INSTRUMENTS - Offsetting of financial assets and financial liabilities (Details) - ARS ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade receivables
Offsetting of financial assets and financial liabilities
Current and noncurrent assets - Gross value	$ 861,028	$ 411,564
Offsetting	(60,900)	(21,621)
Current and noncurrent assets - Carrying value	800,128	389,943
Other receivables
Offsetting of financial assets and financial liabilities
Current and noncurrent assets - Gross value	61,536	30,818
Offsetting	(6,873)	(4,674)
Current and noncurrent assets - Carrying value	54,663	26,144
Trade payables
Offsetting of financial assets and financial liabilities
Current and noncurrent liabilities - Gross value	(1,190,034)	(628,275)
Offsetting	60,900	21,621
Current and noncurrent liabilities - Carrying value	(1,129,134)	(606,654)
Other Liabilities
Offsetting of financial assets and financial liabilities
Current and noncurrent liabilities - Gross value	(29,715)	(27,728)
Offsetting	6,873	4,674
Current and noncurrent liabilities - Carrying value	$ (22,842)	$ (23,054)